Long-Term Debt - Goldman Term Loan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 18, 2013	Jul. 30, 2013
Debt Instrument [Line Items]
Payments of debt extinguishment costs	$ 26,214,000	$ 0	$ 555,000
Goldman Term Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Aggregate principal amount				125,000,000
7.50 % Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 225,000,000